RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about related party transactions [Table Text Block]
Service or Item	Year ended December 31,
	2017	2016
Administration and office	$180,357	$192,813

Disclosure of information about key management personnel [Table Text Block]
Service or Item	Year ended December 31,
	2017	2016
Directors’ fees	$142,232	$121,000
Salaries and consultants’ fees	870,644	714,606
Share-based payments (non-	4,381,025	4,309,634
Total	$5,393,901	$5,145,240